SIGNIFICANT JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS	6 Months Ended
Jun. 30, 2021
Accounting Judgements and Estimates [Abstract]
SIGNIFICANT JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS
3 ■ Critical Judgements, Estimates, Assumptions and Risks

The judgments, estimates, assumptions and risks discussed here reflect updates from the 2020 Annual Financial Statements. For judgments, estimates, assumptions and risks related to other areas not discussed in these interim consolidated financial statements, please refer to Notes 3 and 28 of the 2020 Annual Financial Statements.

a)    Provision for Environmental Rehabilitation (“PER”)
Provisions are updated each reporting period for changes to expected cash flows and for the effect of changes in the discount rate and foreign exchange rates. For operating mines, the change in estimate is added or deducted from the related asset and depreciated over the expected economic life of the operation to which it relates.
Adjustments to the estimated amount and timing of future closure and rehabilitation cash flows are a normal occurrence in light of the significant judgments and estimates involved. Rehabilitation provisions are adjusted as a result of changes in estimates and assumptions and are accounted for prospectively. In the fourth quarter of each year, our life of mine plans are updated and that typically results in an update to the rehabilitation provision.

b)    Pascua-Lama
The Pascua-Lama project received $457 million as at June 30, 2021 (December 31, 2020: $459 million) in value added tax (“VAT”) refunds in Chile relating to the development of the Chilean side of the project. Under the current arrangement, this amount must be repaid if the project does not evidence exports for an amount of $3,538 million within a term that expires on December 31, 2026, unless extended. Interest on this amount would accrue from the date of non-compliance.
In addition, we have recorded $48 million in VAT recoverable in Argentina as at June 30, 2021 (December 31, 2020: $53 million) relating to the development of the Argentinean side of the project. These amounts may not be fully recoverable if the project does not enter into production and are subject to foreign currency risk as the amounts are recoverable in Argentine pesos.

c)    Contingencies
Contingencies can be either possible assets or possible liabilities arising from past events which, by their nature, will be resolved only when one or more future events, not wholly within our control, occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. Refer to note 18 for further details on contingencies.
d)    Covid-19
On March 11, 2020, the Covid-19 outbreak was declared a pandemic by the World Health Organization. The pandemic and efforts to contain it have had a significant effect on commodity prices and capital markets. We have adopted certain operating procedures to respond to Covid-19 and to date, our operations have not been significantly impacted by the pandemic with the exception of Veladero, where the government of Argentina implemented a mandatory nationwide quarantine in March 2020. Although this was lifted in April 2020, movement and social distancing restrictions impacted the remobilization of employees and contractors back to site. Notwithstanding the proactive and considered actions taken to maintain a safe workplace, it is possible that in the future there will be negative impacts on our operations or supply chain and the pandemic may trigger actions such as reduced mining and production activities at our operations. This could have a material adverse effect on our cash flows, earnings, results of operations and financial position.
Our sites have continued to produce and sell their production, with no significant disruptions to date other than Veladero as noted above. Our ability to maintain production across our operations combined with increased market gold prices, has resulted in Barrick being able to deliver $1.9 billion in operating cash flow for the six months ended June 30, 2021. Barrick has $5.1 billion in cash, an undrawn $3.0 billion credit facility and no significant debt repayments due until 2033, providing us with sufficient liquidity to manage through this period of uncertainty.